Financial Instruments - Forward Agreements to Purchase Foreign Currency (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Year one
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Fair value Liability	$ (468)	$ 0
Forward contract | Current year
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	10,828	6,384
Fair value Liability	(399)	(104)
Fair Value Asset	61	78
Forward contract | Year one
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	2	23
Fair value Liability	0	(2)
Fair Value Asset	$ 0	0
Forward contract | Year two
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount		2
Fair value Liability		0
Fair Value Asset		$ 0